Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net change in unrealized capital gain on securites	$ 1,001	$ 636	$ (793)
Net (loss) gain on cash flow hedging instruments, net of tax provision (benefit)	59	(55)	(63)
Reclassification adjustments for after-tax gains (losses)	$ (1)	$ 52	$ (121)